28. (LOSS)EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
(LOSSES) EARNINGS PER SHARE
(LOSS) EARNINGS PER SHARE
28.	(LOSS) EARNINGS PER SHARE

	12.31.17	12.31.16	12.31.15
Basic numerator
Income (loss) for the year attributable to controlling shareholders	(1,125.6)	(372.4)	3,111.2

Basic denominator
Common shares	812,473,246	812,473,246	872,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	803,559,763	801,903,266	842,000,012
Loss per share basic - R$	(1.36748)	(0.45808)	3.71836

Diluted numerator
Income (loss) fot the year attributable to controlling shareholders	(1,125.6)	(372.4)	3,111.2

Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	803,559,763	801,903,266	842,000,012
Number of potential shares (stock options)	-	-	401,809
Weighted average number of outstanding shares - diluted	803,559,763	801,903,266	842,401,821
Loss per share diluted - R$	(1.36748)	(0.45808)	3.71659

Diluted result is calculated considering the numbers of dilutive potential ordinary shares (stock options). However, due to loss reported for the years ended December 31, 2017 and 2016, the numbers of dilutive potential ordinary shares (stock options) has antidilutive effect and therefore was not considered in the calculation of diluted loss per share.